Schedule of Investments
(unaudited)
July 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AECC Aviation Power Co. Ltd. , Class A ..... 26,100 $ 133,899
AVICOPTER plc , Class A .............. 7,948 31,628
Chengdu M&S Electronics Technology Co. Ltd. ,
Class A
(a)
....................... 6,722 21,053
Kuang-Chi Technologies Co. Ltd. , Class A ... 4,600 21,034
207,614
Air Freight & Logistics — 0.8%
YTO Express Group Co. Ltd. , Class A ...... 70,799 197,626
Automobile Components — 1.4%
Autel Intelligent Technology Corp. Ltd. , Class A 7,067 30,658
Fulin Precision Co. Ltd. ................ 14,325 33,073
Huayu Automotive Systems Co. Ltd. , Class A . 96,235 240,094
Ningbo Tuopu Group Co. Ltd. , Class A ..... 4,200 28,963
332,788
Automobiles — 0.3%
BYD Co. Ltd. , Class A ................. 4,700 66,638
Banks — 8.5%
Agricultural Bank of China Ltd. , Class A ..... 30,500 31,164
Bank of Jiangsu Co. Ltd. , Class A ......... 29,100 50,982
Bank of Ningbo Co. Ltd. , Class A ......... 105,300 497,148
China Merchants Bank Co. Ltd. , Class A .... 132,350 776,337
Chongqing Rural Commercial Bank Co. Ltd. ,
Class A ........................ 180,000 180,097
Huaxia Bank Co. Ltd. , Class A ........... 31,400 32,412
Industrial & Commercial Bank of China Ltd. ,
Class A ........................ 85,026 100,587
Industrial Bank Co. Ltd. , Class A .......... 41,900 117,277
Ping An Bank Co. Ltd. , Class A ........... 121,100 208,542
Shanghai Pudong Development Bank Co. Ltd. ,
Class A ........................ 25,629 36,095
2,030,641
Beverages — 2.7%
Beijing Yanjing Brewery Co. Ltd. , Class A .... 71,600 136,998
Kweichow Moutai Co. Ltd. , Class A ........ 2,524 504,841
Tsingtao Brewery Co. Ltd. , Class A ........ 1,300 10,781
652,620
Biotechnology — 0.6%
(a)
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd. , Class A .................. 19,800 89,818
BeOne Medicines Ltd. , Class A .......... 1,641 62,437
152,255
Capital Markets — 5.1%
China International Capital Corp. Ltd. , Class A 46,100 241,015
CITIC Securities Co. Ltd. , Class A ......... 49,255 207,180
East Money Information Co. Ltd. , Class A .... 29,000 86,528
Everbright Securities Co. Ltd. , Class A ...... 51,500 112,838
GF Securities Co. Ltd. , Class A .......... 5,200 16,428
Guotai Haitong Securities Co. Ltd. , Class A .. 5,300 14,390
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ........................ 2,440 84,890
Industrial Securities Co. Ltd. , Class A ...... 75,300 67,365
Sinolink Securities Co. Ltd. , Class A ....... 302,900 391,973
1,222,607
Chemicals — 6.9%
Asia - Potash International Investment
Guangzhou Co. Ltd. , Class A .......... 2,900 22,246
Ganfeng Lithium Group Co. Ltd. , Class A .... 5,000 36,791
Huafon Chemical Co. Ltd. , Class A ........ 62,800 102,006
Jiangsu Yangnong Chemical Co. Ltd. , Class A 1,269 10,630
Security
Shares
Shares Value
Chemicals (continued)
Ningxia Baofeng Energy Group Co. Ltd. , Class A 12,700 $ 43,700
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
. 48,800 196,872
Shandong Hualu Hengsheng Chemical Co. Ltd. ,
Class A ........................ 27,040 86,296
Shenzhen Capchem Technology Co. Ltd. , Class
A ............................ 4,000 37,005
Sichuan Yahua Industrial Group Co. Ltd. , Class A 6,700 17,368
Sinoma Science & Technology Co. Ltd. , Class A 4,000 25,500
Tongkun Group Co. Ltd. , Class A ......... 11,800 39,122
Wanhua Chemical Group Co. Ltd. , Class A ... 50,100 551,885
Yunnan Energy New Material Group Co. Ltd. ,
Class A
(a)
....................... 3,700 28,818
Yunnan Yuntianhua Co. Ltd. , Class A ...... 6,300 27,815
Zangge Mining Co. Ltd. , Class A .......... 16,061 191,221
Zhejiang NHU Co. Ltd. , Class A .......... 50,500 224,438
1,641,713
Commercial Services & Supplies — 0.1%
Zhefu Holding Group Co. Ltd. , Class A ..... 49,400 33,701
Communications Equipment — 5.3%
Advanced Fiber Resources Zhuhai Ltd. , Class A 800 24,131
EverProX Technologies Co. Ltd. , Class A .... 1,602 33,209
Hengtong Optic-electric Co. Ltd. , Class A .... 11,400 79,894
Jiangsu Etern Co. Ltd. , Class A .......... 6,800 32,149
Ruijie Networks Co. Ltd. , Class A ......... 1,900 32,966
Suzhou TFC Optical Communication Co. Ltd. ,
Class A ........................ 4,220 106,357
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co. , Class A ..................... 1,300 51,886
Zhongji Innolight Co. Ltd. , Class A ........ 6,200 825,025
ZTE Corp. , Class A .................. 13,150 65,808
1,251,425
Construction Materials — 0.6%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd. , Class A .................. 86,200 151,657
Distributors — 0.2%
Zhejiang China Commodities City Group Co.
Ltd. , Class A ..................... 20,300 38,495
Electrical Equipment — 7.6%
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 19,410 1,137,080
Dajin Heavy Industry Co. Ltd. , Class A ...... 23,700 138,418
Dongfang Electric Corp. Ltd. , Class A ...... 6,630 24,660
GoodWe Technologies Co. Ltd. , Class A
(a)
... 4,987 45,856
Guangzhou Great Power Energy & Technology
Co. Ltd. , Class A .................. 3,400 30,185
Hainan Jinpan Smart Technology Co. Ltd. , Class
A ............................ 1,294 12,301
Jiangsu Zhongtian Technology Co. Ltd. , Class A 1,100 4,628
JL Mag Rare-Earth Co. Ltd. , Class A ....... 8,200 31,044
NARI Technology Co. Ltd. , Class A ........ 6,000 21,611
Ningbo Deye Technology Corp. , Class A .... 12,660 153,463
Sieyuan Electric Co. Ltd. , Class A ......... 3,110 72,033
Sungrow Power Supply Co. Ltd. , Class A .... 4,800 73,762
XTC New Energy Materials Xiamen Co. Ltd. ,
Class A ........................ 4,398 29,940
Zhejiang Huayou Cobalt Co. Ltd. , Class A ... 4,020 23,772
1,798,753
Electronic Equipment, Instruments & Components — 11.7%
Accelink Technologies Co. Ltd. , Class A
(a)
... 2,100 50,178
Avary Holding Shenzhen Co. Ltd. , Class A ... 1,400 16,888
BOE Technology Group Co. Ltd. , Class A .... 20,200 16,433
Chaozhou Three-Circle Group Co. Ltd. , Class A 6,400 104,769

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Delton Technology Guangzhou, Inc. , Class A . 5,300 $ 111,438
Eoptolink Technology, Inc. Ltd. , Class A ..... 6,520 381,975
Foxconn Industrial Internet Co. Ltd. , Class A .. 4,600 38,591
Hangzhou EZVIZ Network Co. Ltd. , Class A .. 14,766 64,861
Luxshare Precision Industry Co. Ltd. , Class A . 30,470 259,471
Optowide Technologies Co. Ltd. , Class A .... 2,043 32,599
Raytron Technology Co. Ltd. , Class A ...... 15,878 332,037
Shannon Semiconductor Technology Co. Ltd. ,
Class A ........................ 1,500 32,244
Shengyi Electronics Co. Ltd. , Class A ...... 6,249 87,332
Shengyi Technology Co. Ltd. , Class A ...... 14,000 218,753
Shennan Circuits Co. Ltd. , Class A ........ 2,438 111,123
Shenzhen JPT Opto-Electronics Co. Ltd. , Class
A ............................ 1,384 56,805
Shenzhen Sunlord Electronics Co. Ltd. , Class A 2,000 12,633
Shenzhen Sunway Communication Co. Ltd. ,
Class A ........................ 1,500 12,733
SUPCON Technology Co. Ltd. , Class A ..... 265 3,647
Suzhou Dongshan Precision Manufacturing Co.
Ltd. , Class A
(a)
.................... 8,000 202,872
TCL Technology Group Corp. , Class A ...... 85,400 59,755
Unicomp Technology Group Co. Ltd. ....... 1,285 21,619
Universal Scientific Industrial Shanghai Co. Ltd. ,
Class A ........................ 27,900 90,490
Victory Giant Technology Huizhou Co. Ltd. , Class
A ............................ 4,494 126,728
Wuhan Jingce Electronic Group Co. Ltd. , Class A 700 19,741
WUS Printed Circuit Kunshan Co. Ltd. , Class A 9,500 145,801
Zhejiang Crystal-Optech Co. Ltd. , Class A ... 27,400 102,563
Zhejiang Lante Optics Co. Ltd. , Class A ..... 7,582 66,575
2,780,654
Energy Equipment & Services — 1.5%
Yantai Jereh Oilfield Services Group Co. Ltd. ,
Class A ........................ 17,478 348,439
Entertainment — 0.8%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ............. 7,700 22,634
Beijing Enlight Media Co. Ltd. , Class A ..... 7,600 13,400
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ........................ 900 51,816
Giant Network Group Co. Ltd. , Class A ..... 6,300 27,365
Kingnet Network Co. Ltd. , Class A ........ 9,200 23,385
Zhejiang Century Huatong Group Co. Ltd. , Class
A ............................ 31,000 62,137
200,737
Food Products — 2.1%
Anjoy Foods Group Co. Ltd. , Class A ....... 8,899 118,317
Foshan Haitian Flavouring & Food Co. Ltd. ,
Class A ........................ 7,392 42,016
Fujian Wanchen Food Group Co. Ltd. ...... 700 22,651
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ........................ 80,790 323,923
506,907
Gas Utilities — 0.0%
ENN Natural Gas Co. Ltd. , Class A ........ 4,200 11,069
Health Care Equipment & Supplies — 0.7%
iRay Group ........................ 2,102 26,143
Lepu Medical Technology Beijing Co. Ltd. , Class
A ............................ 6,700 12,943
Shanghai United Imaging Healthcare Co. Ltd. ,
Class A ........................ 2,198 37,608
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 1,700 $ 39,994
Shenzhen New Industries Biomedical
Engineering Co. Ltd. , Class A ......... 5,400 38,297
154,985
Hotels, Restaurants & Leisure — 0.1%
BTG Hotels Group Co. Ltd. , Class A ....... 10,500 19,432
Household Durables — 1.1%
Gree Electric Appliances, Inc. of Zhuhai , Class A 2,300 14,407
Hisense Home Appliances Group Co. Ltd. , Class
A ............................ 3,100 12,575
Midea Group Co. Ltd. , Class A ........... 17,882 231,928
258,910
Independent Power and Renewable Electricity Producers — 3.4%
China National Nuclear Power Co. Ltd. , Class A 35,500 47,607
China Three Gorges Renewables Group Co.
Ltd. , Class A ..................... 57,500 33,212
China Yangtze Power Co. Ltd. , Class A ..... 123,100 530,323
Datang International Power Generation Co. Ltd. ,
Class A ........................ 17,800 15,581
GD Power Development Co. Ltd. , Class A ... 43,600 32,810
Huadian Power International Corp. Ltd. , Class A 18,500 13,179
Huaneng Power International, Inc. , Class A .. 15,200 16,179
Inner Mongolia MengDian HuaNeng Thermal
Power Corp. Ltd. , Class A ............ 18,000 13,142
SDIC Power Holdings Co. Ltd. , Class A ..... 16,500 37,264
Shanghai Electric Power Co. Ltd. , Class A ... 6,500 13,925
Shenergy Co. Ltd. , Class A ............. 9,100 11,514
Sichuan Chuantou Energy Co. Ltd. , Class A .. 8,400 19,668
Wintime Energy Group Co. Ltd. , Class A
(a)
... 100,300 23,436
Zhejiang Zheneng Electric Power Co. Ltd. , Class
A ............................ 16,600 12,462
820,302
Insurance — 4.9%
China Life Insurance Co. Ltd. , Class A ...... 23,900 139,665
China Pacific Insurance Group Co. Ltd. , Class A 89,300 426,972
Ping An Insurance Group Co. of China Ltd. ,
Class A ........................ 73,040 592,872
1,159,509
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd. , Class A
(a)
.......... 4,985 31,807
IT Services — 0.2%
Range Intelligent Computing Technology Group
Co. Ltd. , Class A .................. 3,300 30,872
Wangsu Science & Technology Co. Ltd. , Class A 11,700 24,343
55,215
Life Sciences Tools & Services — 1.6%
Hangzhou Tigermed Consulting Co. Ltd. , Class A 3,700 27,395
Pharmaron Beijing Co. Ltd. , Class A ....... 6,300 34,285
WuXi AppTec Co. Ltd. , Class A ........... 16,200 307,875
369,555
Machinery — 6.1%
China CSSC Holdings Ltd. , Class A ....... 48,200 251,075
China International Marine Containers Group Co.
Ltd. , Class A
(a)
.................... 53,800 69,008
Guangdong Dtech Technology Co. Ltd. , Class A 200 10,355
Han's Laser Technology Industry Group Co. Ltd. ,
Class A ........................ 9,701 121,488
Sany Heavy Industry Co. Ltd. , Class A ...... 145,800 443,696
Shenzhen Inovance Technology Co. Ltd. , Class A 9,400 89,183

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Weichai Power Co. Ltd. , Class A .......... 92,410 $ 382,465
Wuxi Lead Intelligent Equipment Co. Ltd. , Class
A ............................ 8,400 42,058
Yutong Bus Co. Ltd. , Class A ............ 8,300 39,580
1,448,908
Media — 0.4%
Bluefocus Intelligent Communications Group Co.
Ltd. , Class A ..................... 18,600 39,511
Focus Media Information Technology Co. Ltd. ,
Class A ........................ 67,740 56,387
95,898
Metals & Mining — 6.4%
Aluminum Corp. of China Ltd. , Class A ..... 24,400 34,677
Chifeng Jilong Gold Mining Group Ltd. , Class A 5,000 29,427
China Northern Rare Earth Group High-Tech Co.
Ltd. , Class A ..................... 12,550 73,863
China Rare Earth Resources & Technology Co.
Ltd. , Class A ..................... 3,800 26,927
China Tungsten & Hightech Materials Co. Ltd. ,
Class A ........................ 4,381 32,094
CMOC Group Ltd. , Class A ............. 31,400 90,649
Guangdong HEC Technology Holding Co. Ltd. ,
Class A
(a)
....................... 1,700 7,147
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. , Class A ............. 21,100 81,523
Inner Mongolia BaoTou Steel Union Co. Ltd. ,
Class A
(a)
....................... 110,600 36,532
Inner Mongolia Xingye Silver&Tin Mining Co.
Ltd. , Class A ..................... 2,200 10,393
Jiangxi Copper Co. Ltd. , Class A ......... 1,900 12,213
Shandong Gold Mining Co. Ltd. , Class A .... 7,500 31,396
Shandong Nanshan Aluminum Co. Ltd. , Class A 600 420
Shanjin International Gold Co. Ltd. , Class A .. 24,500 84,780
Shenghe Resources Holding Co. Ltd. , Class A 6,800 20,825
Sinomine Resource Group Co. Ltd. , Class A .. 12,456 86,702
Tianshan Aluminum Group Co. Ltd. , Class A .. 71,800 140,523
Tongling Nonferrous Metals Group Co. Ltd. ,
Class A ........................ 36,700 33,864
Western Mining Co. Ltd. , Class A ......... 6,800 38,678
Western Superconducting Technologies Co. Ltd. ,
Class A ........................ 1,936 15,106
Xiamen Tungsten Co. Ltd. , Class A ........ 5,000 34,769
Yunnan Aluminium Co. Ltd. , Class A ....... 28,060 110,835
Yunnan Tin Co. Ltd. , Class A ............ 100 504
Zhongjin Gold Corp. Ltd. , Class A
(a)
........ 32,845 112,184
Zijin Mining Group Co. Ltd. , Class A ....... 74,800 365,708
1,511,739
Oil, Gas & Consumable Fuels — 1.4%
China Merchants Energy Shipping Co. Ltd. ,
Class A ........................ 15,100 37,546
China Shenhua Energy Co. Ltd. , Class A .... 1,900 12,841
COSCO SHIPPING Energy Transportation Co.
Ltd. , Class A ..................... 23,700 59,211
PetroChina Co. Ltd. , Class A ............ 131,700 216,667
Shaanxi Coal Industry Co. Ltd. , Class A ..... 2,800 10,270
336,535
Passenger Airlines — 0.1%
Hainan Airlines Holding Co. Ltd. , Class A
(a)
... 123,000 24,952
Security
Shares
Shares Value
Pharmaceuticals — 0.7%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class
A ............................ 15,160 $ 121,344
Shijiazhuang Yiling Pharmaceutical Co. Ltd. ,
Class A ........................ 13,700 34,279
155,623
Professional Services — 1.3%
Centre Testing International Group Co. Ltd. ,
Class A ........................ 148,700 316,349
Real Estate Management & Development — 0.2%
Hainan Airport Infrastructure Co. Ltd. , Class A . 81,400 35,317
Semiconductors & Semiconductor Equipment — 11.5%
3peak, Inc. , Class A .................. 2,494 82,112
Advanced Micro-Fabrication Equipment, Inc.
China , Class A ................... 5,008 254,620
All Winner Technology Co. Ltd. , Class A ..... 6,100 30,202
Amlogic Shanghai Co. Ltd. , Class A ....... 1,342 19,346
ASR Microelectronics Co. Ltd. , Class A
(a)
.... 2,404 33,273
Biwin Storage Technology Co. Ltd. , Class A .. 1,891 62,996
Cambricon Technologies Corp. Ltd. , Class A .. 1,835 299,976
China Resources Microelectronics Ltd. , Class A 21,035 168,795
CSI Solar Co. Ltd. , Class A ............. 18,580 28,872
Dosilicon Co. Ltd. , Class A
(a)
............ 2,800 42,183
GigaDevice Semiconductor, Inc. , Class A .... 3,940 220,006
Hangzhou Chang Chuan Technology Co. Ltd. ,
Class A ........................ 2,900 111,267
Hangzhou First Applied Material Co. Ltd. , Class
A ............................ 1,600 3,473
Hangzhou Silan Microelectronics Co. Ltd. , Class
A ............................ 8,700 36,304
Henan Shijia Photons Technology Co. Ltd. , Class
A ............................ 733 9,771
Hongyuan Green Energy Co. Ltd. ......... 8,589 20,444
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
345 12,118
Hygon Information Technology Co. Ltd. , Class A 3,563 146,090
Ingenic Semiconductor Co. Ltd. , Class A .... 5,000 93,551
Montage Technology Co. Ltd. , Class A ...... 7,125 215,812
NAURA Technology Group Co. Ltd. , Class A .. 2,250 228,418
OmniVision Integrated Circuits Group, Inc. ... 1,800 23,596
Piotech, Inc. , Class A ................. 1,273 125,134
Rockchip Electronics Co. Ltd. , Class A ..... 3,800 105,802
SG Micro Corp. , Class A ............... 2,500 35,366
Shanghai Fudan Microelectronics Group Co.
Ltd. , Class A ..................... 6,041 43,517
Shenzhen Goodix Technology Co. Ltd. , Class A 3,490 27,066
Sigmastar Technology Ltd. , Class A ....... 3,800 63,512
Smartsens Technology Shanghai Co. Ltd. , Class
A ............................ 244 3,320
Suzhou Maxwell Technologies Co. Ltd. , Class A 1,600 35,215
Suzhou Novosense Microelectronics Co. Ltd. ,
Class A
(a)
....................... 1,052 29,005
Trina Solar Co. Ltd. , Class A
(a)
........... 19,712 39,639
Verisilicon Microelectronics Shanghai Co. Ltd. ,
Class A
(a)
....................... 771 21,938
Yuanjie Semiconductor Technology Co. Ltd. ,
Class A ........................ 432 69,580
2,742,319
Software — 0.6%
Beijing Kingsoft Office Software, Inc. , Class A . 1,368 54,785
Hundsun Technologies, Inc. , Class A ....... 5,500 18,668
Sangfor Technologies, Inc. , Class A ....... 1,200 21,459
Shanghai Stonehill Technology Co. Ltd. , Class A 28,500 28,528

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Thunder Software Technology Co. Ltd. , Class A 2,066 $ 18,517
141,957
Specialty Retail — 0.2%
China Tourism Group Duty Free Corp. Ltd. , Class
A ............................ 4,900 42,147
Technology Hardware, Storage & Peripherals — 0.4%
Sharetronic Data Technology Co. Ltd. , Class A 1,900 60,555
Shenzhen Transsion Holdings Co. Ltd. , Class A 4,653 44,296
104,851
Transportation Infrastructure — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd. ,
Class A ........................ 23,400 17,775
Shanghai International Port Group Co. Ltd. ,
Class A ........................ 48,000 37,595
55,370
Water Utilities — 0.0%
Beijing Capital Eco-Environment Protection
Group Co. Ltd. , Class A ............. 23,200 10,135
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
China United Network Communications Ltd. ,
Class A ........................ 62,800 $ 41,452
Total Long-Term Investments — 98 .9%
(Cost: $ 20,978,120 ) ............................... 23,559,606
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.58%
(b) (c)
.................. 274,369 274,369
Total Short-Term Securities — 1 .2%
(Cost: $ 274,369 ) ................................. 274,369
Total Investments — 100 .1%
(Cost: $ 21,252,489 ) ............................... 23,833,975
Liabilities in Excess of Other Assets — (0.1) % ............. (32,522)
Net Assets — 100.0% ...............................
$ 23,801,453
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 201,742 $ 72,627
(a)
$ — $ — $ — $ 274,369 274,369 $ 9,090 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 17 08/28/26 $ 252 $ 2,034
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 207,614 $ — $ 207,614
Air Freight & Logistics .................................... — 197,626 — 197,626
Automobile Components .................................. — 332,788 — 332,788
Automobiles .......................................... — 66,638 — 66,638
Banks ............................................... 733,914 1,296,727 — 2,030,641
Beverages ........................................... 641,839 10,781 — 652,620
Biotechnology ......................................... — 152,255 — 152,255
Capital Markets ........................................ — 1,222,607 — 1,222,607
Chemicals ............................................ 310,734 1,330,979 — 1,641,713
Commercial Services & Supplies ............................. — 33,701 — 33,701
Communications Equipment ................................ — 1,251,425 — 1,251,425
Construction Materials .................................... — 151,657 — 151,657
Distributors ........................................... — 38,495 — 38,495
Electrical Equipment ..................................... — 1,798,753 — 1,798,753
Electronic Equipment, Instruments & Components ................. — 2,780,654 — 2,780,654
Energy Equipment & Services .............................. — 348,439 — 348,439
Entertainment ......................................... — 200,737 — 200,737
Food Products ......................................... 22,651 484,256 — 506,907
Gas Utilities ........................................... — 11,069 — 11,069
Health Care Equipment & Supplies ........................... — 154,985 — 154,985
Hotels, Restaurants & Leisure .............................. — 19,432 — 19,432
Household Durables ..................................... — 258,910 — 258,910
Independent Power and Renewable Electricity Producers ............ 600,397 219,905 — 820,302
Insurance ............................................ — 1,159,509 — 1,159,509
Interactive Media & Services ............................... — 31,807 — 31,807

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock China A Opportunities Fund

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 55,215 $ — $ 55,215
Life Sciences Tools & Services .............................. — 369,555 — 369,555
Machinery ............................................ 39,580 1,409,328 — 1,448,908
Media ............................................... — 95,898 — 95,898
Metals & Mining ........................................ — 1,511,739 — 1,511,739
Oil, Gas & Consumable Fuels ............................... 96,757 239,778 — 336,535
Passenger Airlines ...................................... — 24,952 — 24,952
Pharmaceuticals ....................................... — 155,623 — 155,623
Professional Services .................................... — 316,349 — 316,349
Real Estate Management & Development ....................... — 35,317 — 35,317
Semiconductors & Semiconductor Equipment .................... — 2,742,319 — 2,742,319
Software ............................................. — 141,957 — 141,957
Specialty Retail ........................................ — 42,147 — 42,147
Technology Hardware, Storage & Peripherals .................... — 104,851 — 104,851
Transportation Infrastructure ............................... — 55,370 — 55,370
Water Utilities ......................................... — 10,135 — 10,135
Wireless Telecommunication Services ......................... — 41,452 — 41,452
Short-Term Securities
Money Market Funds ...................................... 274,369 — — 274,369
$ 2,720,241 $ 21,113,734 $ — $ 23,833,975
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 2,034 $ — $ 2,034
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)